Earnings Per Limited Partner Unit (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Computation of basic and diluted earnings
The following tables set forth the computation of basic and diluted earnings per limited partner unit for the years ended December 31, 2014, 2013 and 2012 (in thousands, except per unit data):

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net income attributable to Rose Rock Midstream, L.P.	$55,167	$36,259	$23,954
Less: General partner’s incentive distribution earned (*)	6,698	483	—
Less: General partner’s 2.0% ownership, including amounts related to WOT revision (Note 1)	1,444	245	479
Net income allocated to limited partners	$47,025	$35,531	$23,475
Numerator for basic and diluted earnings per limited partner unit (**):
Allocation of net income among limited partner interests:
Net income allocable to common units	$32,914	$22,701	$11,737.5
Net income allocable to subordinated units	13,912	13,321	11,737.5
Net income (loss) allocable to Class A units	199	(491)	—
Net income allocated to limited partners	$47,025	$35,531	$23,475
Denominator for basic and diluted earnings per limited partner unit:
Basic weighted average number of common units outstanding	19,419	13,672	8,390
Effect of non-vested restricted units	65	36	16
Diluted weighted average number of common units outstanding	19,484	13,708	8,406
Basic and diluted weighted average number of subordinated units outstanding	8,390	8,390	8,390
Basic and diluted weighted average number of Class A units outstanding	3,154	1,264	—
Earnings (loss) per limited partner unit:
Common units (basic)	$1.69	$1.66	$1.40
Common units (diluted)	$1.69	$1.66	$1.40
Subordinated units (basic and diluted)	$1.66	$1.59	$1.40
Class A units (basic and diluted)	$0.06	$(0.39)	$—
(*) Based on the amount of the distributions declared per common unit related to earnings for the year ended December 31, 2012, our general partner was not entitled to receive incentive distributions for that period.
(**) We calculate net income allocated to limited partners based on the distributions pertaining to the current period’s available cash as defined by our partnership agreement. After adjusting for the appropriate period’s distributions, the remaining undistributed earnings or excess distributions over earnings, if any, are allocated to the general partner, limited partners and participating securities in accordance with the contractual terms of the partnership agreement and as further prescribed under the two-class method. Incentive distribution rights do not participate in undistributed earnings. Prior to the conversion of the Class A units in January 2015, the Class A units did not participate in cash distributions, but were allocated a proportional share of undistributed earnings. Class A units will receive the declared distribution for the fourth quarter of 2014, as such the fourth quarter distribution is reflected in the earnings attributable to Class A units for the year ended December 31, 2014. As distributions related to the available cash exceeded net income, the Class A units reflect a loss for the year ended December 31, 2013.